Operating Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Schedule of property, plant and equipment

2020	Leasehold improvements	Equipment, furniture and fixtures	Assets under construction	Total property, plant and equipment
(DKK million)

Cost per January 1	98	279	49	426
Additions for the year	8	74	225	307
Transfers between the classes	181	68	(249)	-
Disposals for the year	-	(2)	(5)	(7)
Exchange rate adjustment	-	(3)	(6)	(9)

Cost at December 31	287	416	14	717

Accumulated depreciation and impairment at January 1	(14)	(175)	-	(189)
Depreciation for the year	(25)	(47)	-	(72)
Impairment for the year	(4)	(3)	-	(7)
Disposals for the year	-	-	-	-
Exchange rate adjustment	-	1	-	1
Accumulated depreciation on disposals	-	3	-	3
Accumulated depreciation and impairment at December 31	(43)	(221)	-	(264)
				.
Carrying amount at December 31	244	195	14	453

2019	Leasehold improvements	Equipment, furniture and fixtures	Assets under construction	Total property, plant and equipment
(DKK million)

Cost per January 1	95	217	1	313
Additions for the year	3	64	48	115
Transfers between the classes	-	-	-	-
Disposals for the year	-	(2)	-	(2)
Exchange rate adjustment	-	-	-	-

Cost at December 31	98	279	49	426

Accumulated depreciation and impairment at January 1	(8)	(143)	-	(151)
Depreciation for the year	(6)	(34)	-	(40)
Impairment for the year	-	-	-	-
Disposals for the year	-	-	-	-
Exchange rate adjustment	-	-	-	-
Accumulated depreciation on disposals	-	2	-	2
Accumulated depreciation and impairment at December 31	(14)	(175)	-	(189)
				.
Carrying amount at December 31	84	104	49	237

		2020	2019	2018
(DKK million)
Depreciation and impairments are included in the income statement as follows:
Research and development expenses		69	37	26
General and administrative expenses		10	3	2

Total		79	40	28

Schedule of straight-line basis o useful lives

Equipment, furniture and fixtures	3‑5 years
Computer equipment	3 years
Leasehold improvements	15 years or the lease term, if shorter

Summary of balance sheet amounts relating to leases

	December 31,	December 31,
(DKK million)	2020	2019

Right-of-use assets
Properties	280	173
Equipment	3	4

Total right-of-use assets	283	177

Lease liabilities
Current	42	26
Non-current	277	155

Total lease liabilities	319	181

Summary of statement of comprehensive income amounts relating to leases

	December 31,	December 31,	December 31,
(DKK million)	2020	2019	2018

Depreciation charge of right-of-use assets
Properties	35	27	-
Equipment	1	1	-

Total depreciation charge of right-of-use assets	36	28	-

Interest expense	9	7	-
Expense relating to short-term leases	3	6	-

Schedule of future minimum payments under our leases

(DKK million)	2020	2019	2018

Payment due
Less than 1 year	53	32	31
1 to 3 years	85	64	65
More than 3 years but less than 5 years	62	27	45
More than 5 years	194	93	106

Total	394	216	247

Schedules of Receivables

	2020	2019
(DKK million)
Receivables related to collaboration agreements	2,176	2,849
Interest receivables	55	34
Other receivables	98	56
Prepayments	154	62
Total	2,483	3,001

Non-current receivables	20	11
Current receivables	2,463	2,990

Total	2,483	3,001

Schedule of provisions

(DKK million)	2020	2019

Provisions per January 1	2	1
Additions during the year	2	1
Used during the year	-	-
Released during the year	-	-

Total at December 31	4	2

Non-current provisions	4	2
Current provisions	-	-

Total at December 31	4	2

Schedule of deferred revenue

(DKK million)	2020	2019

Deferred revenue at January 1	-	-
Payment received	4,911	-
Revenue recognized during the year	(4,398)	-

Total at December 31	513	-

Non-current deferred revenue	487	-
Current deferred revenue	26	-

Total at December 31	513	-

Schedule of other payables

(DKK million)	2020	2019

Liabilities related to collaboration agreements	15	8
Staff cost liabilities	134	48
Other liabilities	892	715
Accounts payable	145	69

Total at December 31	1,186	840

Non-current other payables	1	1
Current other payables	1,185	839

Total at December 31	1,186	840

Intangible assets other than goodwill [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Schedule of Intangible Assets

2020			Licenses, Rights, and Patents
(DKK million)

Cost per January 1			897
Additions for the year			-
Disposals for the year			(5)
Exchange rate adjustment			(1)

Cost at December 31			891

Accumulated amortization and impairment per January 1			(427)
Amortization for the year			(109)
Impairment for the year			(22)
Disposals for the year			5
Exchange rate adjustment			-

Accumulated amortization and impairment per December 31			(553)

Carrying amount of Intangible Assets at December 31			338

2019			Licenses, Rights, and Patents
(DKK million)

Cost per January 1			798
Additions for the year			99
Disposals for the year			-
Exchange rate adjustment			-

Cost at December 31			897

Accumulated amortization and impairment per January 1			(328)
Amortization for the year			(99)
Impairment for the year			-
Disposals for the year			-
Exchange rate adjustment			-

Accumulated amortization and impairment per December 31			(427)

Carrying amount of Intangible Assets at December 31			470

(DKK million)	2020	2019	2018
Amortization and impairments are included in the income statement as follows:
Research and development expenses	131	99	60

Total	131	99	60